Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 56,748	$ 94,008
Accounts receivable	2,097	897
Prepaid expenses	526	509
TOTAL CURRENT ASSETS	59,371	95,414
INVESTMENTS	1,179	11,951
INVESTMENT IN JUANICIPIO	291,084	202,570
EXPLORATION AND EVALUATION ASSETS	20,254	12,472
PROPERTY AND EQUIPMENT	484	675
TOTAL ASSETS	372,372	323,082
LIABILITIES
Trade and other payables	1,500	808
Current portion of lease obligation	110	93
TOTAL CURRENT LIABILITIES	1,610	901
NON-CURRENT
Lease obligation	275	383
Deferred income taxes	2,557	4,721
Provision for reclamation	409	409
TOTAL LIABILITIES	4,851	6,414
EQUITY
Share capital	543,927	496,604
Equity reserve	18,215	16,906
Accumulated other comprehensive income	1,798	10,628
Deficit	(196,419)	(207,470)
TOTAL EQUITY	367,521	316,668
TOTAL LIABILITIES AND EQUITY	372,372	323,082
COMMITMENTS AND CONTINGENCIES